UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New York Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 123.1%

Corporate — 17.9%
Chautauqua County Industrial Development Agency, RB, Nrg Dunkirk Power Project, 5.88%, 4/01/42	$1,000	$1,045,860
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	550	586,036
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport, AMT, 7.63%, 8/01/25 (a)	3,200	3,376,512
American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (a)	4,000	4,244,240
Liberty-IAC/InteractiveCorp, 5.00%, 9/01/35	1,000	921,340
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	7,850	8,203,250
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	7,820	7,937,300
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	7,000	7,048,440

		33,362,978

County/City/Special District/School District — 23.8%
Amherst Development Corp., RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	1,100	1,106,930
Brooklyn Arena Local Development Corp., RB, Barclays Center Project, 6.38%, 7/15/43	500	543,055
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	750	803,910
Series C, 5.38%, 3/15/12 (b)	5,000	5,343,000
Series D, 5.38%, 6/01/12 (b)	1,200	1,293,720
Series D, 5.38%, 6/01/32	4,000	4,199,160

Municipal Bonds	Par (000)	Value

New York (continued)

County/City/Special District/School District (continued)
City of New York New York, GO (concluded):
Sub-Series G-1, 6.25%, 12/15/31	$500	$589,155
Sub-Series I-1, 5.38%, 4/01/36	1,750	1,919,260
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	3,675	3,681,799
(NPFGC), 4.50%, 2/15/47	970	926,398
New York City Industrial Development Agency, RB:
CAB, Yankee Stadium, PILOT (AGC), 6.02%, 3/01/42 (c)	2,210	376,253
Marymount School of New York Project (ACA), 5.13%, 9/01/21	750	771,615
Marymount School of New York Project (ACA), 5.25%, 9/01/31	500	505,210
Queens Baseball Stadium, PILOT (AGC), 6.38%, 1/01/39	150	167,738
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/36	4,900	4,536,420
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/39	500	459,015
Royal Charter, New York Presbyterian (AGM), 5.25%, 12/15/32	1,550	1,634,769
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	650	703,515
Series S-2 (NPFGC), 4.25%, 1/15/34	1,700	1,679,141
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	8,410	8,484,344
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project:
5.63%, 7/15/47	1,000	1,041,850
6.38%, 7/15/49	1,200	1,285,716

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
TE	Tax Exempt

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2010	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

County/City/Special District/School District (concluded)
New York State Dormitory Authority, RB:
Interagency Council Pooled, Series A-1, 4.25%, 7/01/25	$1,000	$1,015,030
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	795,427
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	395	415,279

		44,277,709

Education — 23.1%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (d)(e):
7.00%, 5/01/25	910	363,964
7.00%, 5/01/35	590	235,976
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	875	905,362
Dutchess County Industrial Development Agency New York, Refunding RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	7,000	6,382,390
Madison County Industrial Development Agency New York, RB:
Colgate University Project, Series B, 5.00%, 7/01/33	2,000	2,046,020
Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	275	276,713
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,165	1,184,269
New York City Industrial Development Agency, Refunding RB, Polytechnic University Project (ACA), 5.25%, 11/01/37	1,540	1,524,646
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (f)	650	571,623
Mount Sinai School of Medicine, 5.13%, 7/01/39	2,350	2,388,493
New School University (NPFGC), 5.00%, 7/01/41	9,000	9,025,380
New York University, Series 2 (AMBAC), 5.00%, 7/01/41	5,000	5,078,600
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	1,000	1,114,180
University of Rochester, Series A, 5.13%, 7/01/39	850	903,431
Vassar College, 5.00%, 7/01/49	825	872,603
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	475	520,966
Teachers College, 5.50%, 3/01/39	450	482,850
Yeshiva University, 5.00%, 9/01/34	275	289,842

Municipal Bonds	Par (000)	Value

New York (continued)

Education (concluded)
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	$1,000	$1,016,690
Trust for Cultural Resources, RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	2,250	2,293,357
Juilliard School, 5.00%, 1/01/39	2,100	2,261,742
Westchester County Industrial Development Agency New York, RB, Windward School Civic Facility (Radian), 5.25%, 10/01/31	2,500	2,505,450
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	625	665,038

		42,909,585

Health — 6.8%
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%,12/01/27	500	439,875
Monroe County Industrial Development Corp., RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40 (g)	1,050	1,125,831
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	750	794,648
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	575	629,838
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	200	217,734
New York University Hospital Center, Series B, 5.63%, 7/01/37	530	549,467
North Shore-Long Island Jewish Health System, 5.50%, 5/01/13 (b)	2,000	2,242,440
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	1,775	1,854,626
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,385	1,455,940
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	1,100	1,150,127
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	1,175	1,149,079

2	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2010

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Health (concluded)
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	$1,000	$1,001,730

		12,611,335

Housing — 4.8%
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 97, 5.50%, 4/01/31	1,985	1,990,499
Series 101, 5.40%, 4/01/32	4,530	4,552,831
New York State HFA, RB, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,500	1,443,015
Yonkers Economic Development Corp., Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	1,000	1,024,100

		9,010,445

State — 4.5%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	600	692,556
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub- Series 2-4, 4.75%, 1/15/30	2,100	2,140,971
New York State Dormitory Authority, RB, Mental Health Services Facilities Improvement, Series B (AMBAC), 5.00%, 2/15/35	4,855	4,992,396
State of New York, GO, Series A, 5.00%, 2/15/39	475	506,151

		8,332,074

Tobacco — 8.3%
New York Counties Tobacco Trust III, RB, Tobacco Settlement Pass-Thru, Turbo, 6.00%, 6/01/43	6,700	6,278,235
Rensselaer Tobacco Asset Securitization Corp., RB, Asset-Backed, Series A, 5.75%, 6/01/43	2,500	2,258,100
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 8/15/43	5,000	4,515,100
TSASC Inc. New York, RB, Tobacco Settlement Asset-Backed, Series 1, 5.75%, 7/15/12 (b)	2,250	2,453,175

		15,504,610

Transportation — 21.7%
Hudson Yards Infrastructure Corp., RB (AGC), 5.00%, 2/15/47	1,000	1,020,430
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	1,000	1,181,050
Metropolitan Transportation Authority, Refunding RB, Series A:
5.00%, 11/15/30	12,000	12,623,880
5.13%, 11/15/31	8,000	8,223,920
New York City Industrial Development Agency, RB, Airis JFK I LLC Project, Series A, AMT, 5.50%, 7/01/28	9,000	8,229,240

Municipal Bonds	Par (000)	Value

New York (concluded)

Transportation (concluded)
Port Authority of New York & New Jersey, RB:
Consolidated, 116th Series, 4.13%, 9/15/32	$500	$503,015
Consolidated, 161st Series, 4.50%, 10/15/37	500	514,485
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/13	1,000	1,067,720
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	7,000	7,014,840

		40,378,580

Utilities — 12.2%
Long Island Power Authority, RB, General, Series C (CIFG), 5.25%, 9/01/29	2,000	2,305,440
Long Island Power Authority, Refunding RB, Series A:
6.25%, 4/01/33	150	174,976
5.75%, 4/01/39	4,000	4,438,240
New York City Municipal Water Finance Authority, RB:
Election of 2002, Series C, 5.00%, 6/15/32	6,500	6,551,285
Series A (NPFGC), 5.00%, 6/15/32	4,000	4,073,400
New York City Municipal Water Finance Authority, Refunding RB, Series D, 5.00%, 6/15/39	5,000	5,226,400

		22,769,741

Total Municipal Bonds in New York		229,157,057

Guam — 0.9%

State — 0.6%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	1,086,798

Utilities — 0.3%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	600	607,872

Total Municipal Bonds in Guam		1,694,670

Multi-State — 5.4%

Housing — 5.4%
Centerline Equity Issuer Trust, 6.80%, 11/30/50 (h)(i)	5,500	5,518,590
MuniMae TE Bond Subsidiary LLC, 6.30%, 6/30/49 (h)(i)	4,940	4,544,253

Total Municipal Bonds in Multi-State		10,062,843

Puerto Rico — 11.3%

County/City/Special District/School District — 1.1%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.39%, 8/01/32 (c)	1,685	449,204
First Sub-Series A (AGM), 5.00%, 8/01/40	1,000	1,040,520

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2010	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

County/City/Special District/School District (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.78%, 8/01/41 (c)	$3,500	$562,205

		2,051,929

Housing — 1.7%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	3,000	3,072,660

State — 7.5%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	700	769,384
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series D:
5.25%, 7/01/12 (b)	3,400	3,663,228
5.25%, 7/01/36	1,600	1,604,192
Puerto Rico Public Finance Corp., RB, Commonwealth Appropriation, Series E, 5.50%, 2/01/12 (b)	5,000	5,307,250
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	2,000	2,171,580
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 6.00%, 8/01/43 (c)	3,500	487,865

		14,003,499

Transportation — 0.1%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series AA-1 (AGM), 4.95%, 7/01/26	250	259,125

Utilities — 0.9%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	1,100	1,177,968
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/29	500	546,330

		1,724,298

Total Municipal Bonds in Puerto Rico		21,111,511

Total Municipal Bonds – 140.7%		262,026,081

Municipal Bonds Transferred to Tender Option Bond Trusts (j)

New York — 11.9%

Housing — 8.4%
New York Mortgage Agency, RB, 31st Series A, AMT, 5.30%, 10/01/31	15,500	15,536,580

Utilities — 3.5%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	1,200	1,370,398
Series FF-2, 5.50%, 6/15/40	810	914,039

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value

New York (concluded)

Utilities (concluded)
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	$4,000	$4,218,240

		6,502,677

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 11.9%		22,039,257

Total Long-Term Investments (Cost – $277,425,573) – 152.6%		284,065,338

Short-Term Securities	Shares

BIF New York Municipal Money Fund 0.00%, 12/31/22 (k)(l)	2,635,546	2,635,546

Total Short-Term Securities (Cost – $2,635,546) – 1.4%		2,635,546

Total Investments (Cost – $280,061,119*) – 154.0%		286,700,884
Other Assets Less Liabilities – 2.7%		5,085,058
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (6.0)%		(11,094,768)
Preferred Shares, at Redemption Value – (50.7)%		(94,506,211)

Net Assets Applicable to Common Shares – 100.0%		$186,184,963

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$267,808,267

Gross unrealized appreciation	$11,023,520
Gross unrealized depreciation	(3,220,377)

Net unrealized appreciation	$7,803,143

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Securities	$1,125,831	$5,418

(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

4	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2010

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY)

(j)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(k)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at October 31, 2010	Income

BIF New York Municipal Money Fund	414,030	2,221,516	2,635,546	—

(l)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$284,065,338	—	$284,065,338
Short-Term Securities	$2,635,546	—	—	2,635,546

Total	$2,635,546	$284,065,338	—	$286,700,884

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New York Municipal Income Trust

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: December 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date: December 22, 2010